As filed with the United States Securities and Exchange Commission on March 14, 2019

1933 Act File No. 333-36074

1940 Act File No. 811-09913

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 112	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 113	☒

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (713) 626-1919

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000

Houston, TX 77046

(Name and Address of Agent for Service)

Copies to:

Amanda Roberts, Esquire Invesco Advisers, Inc. 1555 Peachtree St NE Atlanta, GA 30309-2460	Matthew R. DiClemente, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On April 12, 2019, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date), pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates only to the Invesco Conservative Municipal Income Fund series of the Registrant (the “Fund”). No information relating to the Registrant’s other series is amended or superseded hereby.

Explanatory Note

Post-Effective Amendment No. 95 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 96 under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) (“PEA No. 95”), was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(2) under the Securities Act on July 10, 2018, EDGAR Accession No. 0001193125-18-215483, relating to the Class A, Class Y, Class R5 and Class R6 shares of Invesco Conservative Municipal Income Fund (the “Fund”).

Pursuant to Rule 485(b)(1)(iii) under the Securities Act, this Post-Effective Amendment No. 112 to the Registrant’s Registration Statement under the Securities Act (Amendment No. 113 under the Investment Company Act) (“PEA No. 112”) is being filed solely for the purpose of designating April 12, 2019, as the new effective date for PEA No. 95.

The Prospectuses and Statement of Additional Information for the Fund’s Class A, Class Y, Class R5 and Class R6 shares included in PEA No. 95 are incorporated by reference into this PEA No. 112.

Part C of the Registrant’s Registration Statement included in Post-Effective Amendment No. 104 to the Registrant’s Registration Statement under the Securities Act (Amendment No. 105 under the Investment Company Act), filed on December 19, 2018, EDGAR Accession No. 0001193125-18-353384, is incorporated by reference into this PEA No. 112.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 14th day of March, 2019.

Registrant:	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)

	By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris (Sheri Morris)	President & Treasurer (Principal Executive Officer)	March 14, 2019

/s/ David C. Arch* (David C. Arch)	Trustee	March 14, 2019

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	March 14, 2019

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	March 14, 2019

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	March 14, 2019

/s/ Cynthia Hostetler* (Cynthia Hostetler)	Trustee	March 14, 2019

/s/ Eli Jones* (Eli Jones)	Trustee	March 14, 2019

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	March 14, 2019

/s/ Teresa M. Ressel* (Teresa M. Ressel)	Trustee	March 14, 2019

/s/ Ann Barnett Stern* (Ann Barnett Stern)	Trustee	March 14, 2019

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	March 14, 2019

/s/ Philip A. Taylor* (Philip A. Taylor)		Trustee	March 14, 2019

/s/ Robert C. Troccoli* (Robert C. Troccoli)		Trustee	March 14, 2019

/s/ Christopher L. Wilson* (Christopher L. Wilson)		Trustee	March 14, 2019

/s/ Kelli Gallegos (Kelli Gallegos)		Vice President & Assistant Treasurer (Principal Financial Officer)	March 14, 2019

By:	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to powers of attorney dated March 28, 2018, filed in the Registrant’s Post-Effective Amendment No. 92 on May 3, 2018.